Stock options (Modification of Existing Canadian Dollar Denominated Options) (Details) CAD / shares in Units, shares in Thousands, CAD in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 CAD CAD / shares shares	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares	300	49
Risk-free interest rate		1.51%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years	7 years			7 years	7 years
Stock or Unit Option Plan Expense | $	$ 747	$ 128	$ 844	$ 141
Executives and Directors [Member] | Canadian dollars [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares					665
Stock or Unit Option Plan Expense | CAD					CAD 347
Executives and Directors [Member] | Canadian dollars [Member] | Stock Option Grant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares					17
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Aug. 18, 2018
Risk-free interest rate					0.52%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | CAD / shares					CAD 1.89
Share Price | CAD / shares					CAD 3.10
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					2 years 2 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate					94.00%
Stock or Unit Option Plan Expense | CAD					CAD 9
Executives and Directors [Member] | Canadian dollars [Member] | Stock Option Grant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares					648
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Aug. 18, 2018
Risk-free interest rate					0.52%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | CAD / shares					CAD 2.43
Share Price | CAD / shares					CAD 3.10
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					2 years 2 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate					94.00%
Stock or Unit Option Plan Expense | CAD					CAD 338